INCOME TAXES -Schedule of Detailed Information About Components of Income Tax Expense (Loss) Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Abstract]
Income before income taxes from continuing operations	$ 131,367	$ 533,310
Combined Canadian federal and provincial income tax rate (%)	27.00%	27.00%
Expected income tax expense	$ 35,469	$ 143,994
Foreign exchange impact	(20,487)	20,258
Non-taxable income and non-deductible expenses	24,378	16,159
Impact of tax rate differences between jurisdictions	(2,044)	29,271
Change in estimates of prior year	26,012	6,091
Impact of Mexican inflation	(4,396)	(5,043)
Tax effect of changes in temporary differences for which no tax benefit has been recognized	60,596	50,607
Mining, state and other special tax	45,495	22,681
Reductions based on local tax incentives and other benefits	(14,795)	(11,002)
Total income tax expense	150,228	273,016
Current tax expense	135,527	25,024
Deferred tax expense	$ 14,701	$ 247,992